As filed with the Securities and Exchange Commission on March 2, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
(Exact name of registrant as specified in charter)

35 Beechwood Road, Suite 2B
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 98.4%
Metals & Mining - 98.4%
Canada - 84.4%
Alexco Resource Corporation (a)	292,228	$151,842
Aurcana Corporation (a)	244,602	54,740
Bear Creek Mining Corporation (a)	214,158	261,753
Endeavour Silver Corporation (a)	164,184	354,637
Excellon Resources, Inc. (a)	92,854	52,749
Fortuna Silver Mines, Inc. (a)	140,790	639,844
Great Panther Silver Ltd. (a)	347,088	213,459
Impact Silver Corporation (a)	78,054	15,116
Kootenay Silver, Inc. (a)	70,964	21,378
MAG Silver Corporation (a)	88,406	724,415
Mandalay Resources Corporation (a)	507,500	397,508
Minco Silver Corporation (a)	34,514	18,419
Mirasol Resources Ltd. (a)	52,414	48,724
Revett Mining Company, Inc. (a)	7,000	5,152
Sabina Gold & Silver Corporation (a)	530,000	161,947
Santacruz Silver Mining Ltd. (a)	410,370	141,288
Scorpio Mining Corporation (a)	353,530	71,509
Sierra Metals, Inc. (a)	173,728	242,244
Silver Standard Resources, Inc. (a)	46,954	235,619
Silvercorp Metals, Inc. (a)	190,990	251,519
SilverCrest Mines, Inc. (a)	189,718	231,881
Trevali Mining Corporation (a)	257,000	236,693
US Silver & Gold, Inc. (a)	122,672	36,956
		4,569,392
United Kingdom - 10.9%
Hochschild Mining Plc (a)	429,054	588,478
United States - 3.1%
Golden Minerals Company (a)	231,794	125,169
Silver Bull Resources, Inc. (a)	275,352	40,752
		165,921
Total Metals & Mining		5,323,791

TOTAL COMMON STOCKS (Cost $7,728,006)		5,323,791

Total Investments (Cost $7,728,006) - 98.4%		5,323,791
Other Assets in Excess of Liabilities - 1.6%		86,956
TOTAL NET ASSETS - 100.0%		$5,410,747

(a)	Non-income producing security.
Plc	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$7,793,544
Gross unrealized appreciation	132,300
Gross unrealized depreciation	(2,602,053)
Net unrealized appreciation (depreciation)	$(2,469,753)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,232,791	$-	$-	$5,232,791
	-	-	-	-
Total Investments in Securities	$5,232,791	$-	$-	$5,232,791

^See Schedule of Investments for breakout of investments by industry classification.

PureFunds ISE Cyber Security ETF
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 97.6%
Aerospace & Defense - 5.4%
United States - 5.4%
Exelis, Inc.	51,311	$899,482
The KEYW Holding Corporation (a)	468,633	4,864,410
		5,763,892
Total Aerospace & Defense		5,763,892

Communications Equipment - 16.9%
Israel - 4.0%
Radware Ltd. (a)	193,489	4,260,628
United States - 12.9%
Cisco Systems, Inc.	168,071	4,674,894
Juniper Networks, Inc.	209,430	4,674,478
Palo Alto Networks, Inc. (a)	36,556	4,480,669
		13,830,041
Total Communications Equipment		18,090,669

Internet Software & Services - 5.3%
United States - 5.3%
IntraLinks Holdings, Inc. (a)	407,263	4,846,429
Zix Corporation (a)	238,241	857,668
		5,704,097
Total Internet Software & Services		5,704,097

IT Services - 5.7%
Poland - 0.4%
Comp Safe Support (a)	24,622	375,531
United States - 5.3%
ManTech International Corporation	23,857	721,197
Science Applications International Corporation	84,828	4,201,531
WidePoint Corporation (a)	580,860	801,587
		5,724,315
Total IT Services		6,099,846

Software - 64.3%
Canada - 0.9%
Absolute Software Corporation (a)	141,360	987,987
Finland - 2.6%
F-secure Oyj	1,035,933	2,820,451
Israel - 8.3%
Check Point Software Technologies Ltd. (a)	55,460	4,357,492
CyberArk Software, Ltd. (a)	112,165	4,447,342
		8,804,834

Japan - 3.9%
Trend Micro, Inc. - ADR (a)	75,790	2,088,621
Trend Micro, Inc.	74,751	2,084,391
		4,173,012
Netherlands - 5.2%
Avg Technologies N. V. (a)	223,982	4,421,405
GEMALTO	6,904	567,501
Gemalto NV - ADR	14,999	611,359
		5,600,265
United States - 43.4%
Barracuda Networks, Inc. (a)	116,953	4,191,596
FireEye, Inc. (a)	147,428	4,655,776
Fortinet, Inc. (a)	152,101	4,663,417
Guidance Software, Inc. (a)	131,468	953,143
Imperva, Inc. (a)	88,319	4,365,608
Infoblox, Inc. (a)	252,278	5,098,539
Proofpoint, Inc. (a)	93,899	4,528,749
Qualys, Inc. (a)	114,973	4,340,231
Splunk, Inc. (a)	77,564	4,572,398
Symantec Corporation	173,707	4,456,453
VASCO Data Security International, Inc. (a)	160,439	4,525,984
		46,351,894
Total Software		68,738,443

TOTAL COMMON STOCKS (Cost $103,015,048)		104,396,947

Total Investments (Cost $103,015,048) - 97.6%		104,396,947
Other Assets in Excess of Liabilities - 2.4%		2,598,749
TOTAL NET ASSETS - 100.0%		$106,995,696

(a)	Non-income producing security.
ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$104,396,947	$-	$-	$104,396,947
	-	-	-	-
Total Investments in Securities	$104,396,947	$-	$-	$104,396,947

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title)  /s/ Samuel Masucci, III
                                                  Samuel Masucci, III, President

Date   February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci, III
                                                    Samuel Masucci, III, President  & Principal Financial Officer

Date   February 26, 2015

* Print the name and title of each signing officer under his or her signature.